UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2006
                                               ------------------------

 Check here if Amendment [ ]; Amendment Number: ________________
  This Amendment (Check only one.):       [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Whippoorwill Associates, Incorporated
Address:   11 Martine Avenue, 11th Floor
           White Plains, New York 10606



 Form 13F File Number:  28-______________

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shelley F. Greenhaus
Title:     President
Phone:     914-683-1002

 Signature, Place, and Date of Signing:

/S/ Shelley F. Greenhaus           White Plains, New York      February 14,2007
----------------------------       ----------------------      ----------------
        [Signature]                    [City, State]                [Date]

 Report Type (Check only one.):

[/] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                 0
                                          --------------

Form 13F Information Table Entry Total:            6
                                          --------------

Form 13F Information Table Value Total:        95,902
                                              (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



NONE

                           FORM 13F INFORMATION TABLE

 COLUMN 1               COLUMN 2     COLUMN 3     COLUMN 4             COLUMN 5         COLUMN 6    COLUMN 7           COLUMN 8
 --------               --------     --------     --------             --------         --------    --------           --------

   NAME OF               TITLE                      VALUE     SHRS OR     SH/    PUT/   INVESTMENT  OTHER           VOTING AUTHORITY
   ISSUER               OF CLASS       CUSIP      (x $1000)   PRN AMT     PRN    CALL   DISCRETION  MANAGERS   SOLE   SHARED  NONE
   ------               --------       -----      ---------   -------     ---    ----   ----------  --------   ----   ------  ----
 ATP OIL & GAS CORP        COM       00208J 10 8    17,983      454,469   SH               SOLE             454,469
------------------------------------------------------------------------------------------------------------------------------------
   HUNTSMAN CORP           COM       447011 10 7    25,962    1,368,600   SH               SOLE           1,368,600
------------------------------------------------------------------------------------------------------------------------------------
   NRG ENERGY INC        COM NEW     629377 50 8    11,157      199,200   SH               SOLE             199,200
------------------------------------------------------------------------------------------------------------------------------------
PILGRIMS PRIDE CORP        COM       721467 10 8     2,325       79,000   SH               SOLE              79,000
------------------------------------------------------------------------------------------------------------------------------------
   TERRA INDS INC          COM       880915 10 3    20,331    1,697,100   SH               SOLE           1,697,100
------------------------------------------------------------------------------------------------------------------------------------
SILICON GRAPHICS INC     COM NEW     827056 30 0    18,144      907,224   SH               SOLE             907,224
------------------------------------------------------------------------------------------------------------------------------------
